Cash and cash equivalents and financial assets - Cash and cash equivalents (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 27,757	SFr 26,795	SFr 25,722	SFr 36,275